Investment Objectives and Goals	Jun. 30, 2026
PGIM Nasdaq-100 Buffer 12 ETF - July
Prospectus [Line Items]
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through June 30, 2027 is 23.02% (before fees and expenses).